Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments: Domestic Subsidiaries) (Detail) - Pension benefits and SIPs - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Domestic, Japan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 1,546,173	¥ 1,537,928
Approximate guaranteed rate of return of "Japanese general accounts of life insurance companies"	0.94%	0.95%
Domestic, Japan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 1,207,657	¥ 1,211,474
Domestic, Japan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	335,949	323,906
Domestic, Japan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,567	2,548
Domestic, Japan | Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	51,627	57,220
Domestic, Japan | Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	51,627	57,220
Domestic, Japan | Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Non-Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	571	5,880
Domestic, Japan | Non-Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	571	5,880
Domestic, Japan | Non-Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Non-Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	119,971	119,580
Domestic, Japan | Other debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3,691	4,404
Domestic, Japan | Other debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	113,713	112,628
Domestic, Japan | Other debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,567	2,548
Domestic, Japan | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,055,319	1,030,420
Domestic, Japan | Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,055,319	1,030,420
Domestic, Japan | Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	76,024	97,180
Domestic, Japan | Non-Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	75,941	96,727
Domestic, Japan | Non-Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	83	453
Domestic, Japan | Non-Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investment funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investment funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investment funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Japanese general account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	194,758	199,432
Domestic, Japan | Japanese general account of life insurance companies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Japanese general account of life insurance companies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	194,758	199,432
Domestic, Japan | Japanese general account of life insurance companies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	47,903	28,216
Domestic, Japan | Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	20,508	16,823
Domestic, Japan | Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	27,395	11,393
Domestic, Japan | Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	117,864	108,274
Foreign offices and subsidiaries | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	19,629	14,189
Foreign offices and subsidiaries | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	97,902	93,653
Foreign offices and subsidiaries | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	333	432
Foreign offices and subsidiaries | Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Non-Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	17,397	12,970
Foreign offices and subsidiaries | Non-Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	14,948	10,226
Foreign offices and subsidiaries | Non-Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,449	2,744
Foreign offices and subsidiaries | Non-Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	47,657	44,397
Foreign offices and subsidiaries | Other debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Other debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	47,657	44,397
Foreign offices and subsidiaries | Other debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Non-Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Non-Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Non-Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	50,661	45,698
Foreign offices and subsidiaries | Other investment funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	4,529	600
Foreign offices and subsidiaries | Other investment funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	46,132	45,098
Foreign offices and subsidiaries | Other investment funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese general account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese general account of life insurance companies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese general account of life insurance companies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese general account of life insurance companies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Other investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,149	5,209
Foreign offices and subsidiaries | Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	152	3,363
Foreign offices and subsidiaries | Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,664	1,414
Foreign offices and subsidiaries | Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 333	¥ 432